Oct. 05, 2018

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Managed Income Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses dated July 1, 2018, as supplemented

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

Prospectuses dated December 29, 2017, as supplemented

JPMorgan Emerging Markets Strategic Debt Fund

Prospectuses dated March 1, 2018, as supplemented

JPMorgan Inflation Managed Bond Fund

Prospectus dated October 1, 2018

J.P. Morgan International Equity Funds

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Unconstrained Equity Fund

Prospectuses dated March 1, 2018, as supplemented

JPMorgan International Value Fund

Prospectuses dated May 17, 2018, as supplemented

J.P. Morgan Funds

JPMorgan Systematic Alpha Fund

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

Prospectuses dated March 1, 2018, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

Prospectus dated July 1, 2018, as supplemented

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectuses dated March 1, 2018, as supplemented

J.P. Morgan SMA Funds

JPMorgan Tax Aware Real Return SMA Fund

Prospectus dated March 1, 2018, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectuses dated July 1, 2018, as supplemented

J.P. Morgan U.S. Equity Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2017, as supplemented

JPMorgan Small Cap Blend Fund

Prospectuses dated June 1, 2018, as supplemented

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2018 to

the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the “Fee Waivers and Expense Reimbursement” and “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement” footnote under the “ANNUAL FUND OPERATING EXPENSES” table in the “Risk/Return Summary — Fees and Expenses of the Fund” section for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND
PROSPECTUSES FOR FUTURE REFERENCE